File No. 333-00057


                    SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549-1004

                              POST-EFFECTIVE
                             AMENDMENT NO. 14

                                    TO

                                 FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


          THE FIRST TRUST(R) SPECIAL SITUATIONS TRUST, SERIES 138
           INTERNET GROWTH & TREASURY SECURITIES TRUST, SERIES 2
                           (Exact Name of Trust)

                        FIRST TRUST PORTFOLIOS L.P.
                         (Exact Name of Depositor)

                          120 East Liberty Drive
                                 Suite 400
                         Wheaton, Illinois  60187

       (Complete address of Depositor's principal executive offices)



          FIRST TRUST PORTFOLIOS L.P. CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen       Attn:  Eric F. Fess
          120 East Liberty Drive      111 West Monroe Street
          Suite 400                   Chicago, Illinois  60603
          Wheaton, Illinois  60187


             (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:    immediately upon filing pursuant to paragraph (b)
:__X_:    April 30, 2009
:____:    60 days after filing pursuant to paragraph (a)
:____:    on (date) pursuant to paragraph (a) of rule (485 or 486)


                   CONTENTS OF POST-EFFECTIVE AMENDMENT
                         OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The purpose of the Amendment

                          The signatures


                       THE PURPOSE OF THE AMENDMENT

     The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of THE FIRST TRUST(R) SPECIAL SITUATIONS TRUST, SERIES 138 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.


                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, THE FIRST TRUST(R) SPECIAL SITUATIONS TRUST, SERIES 138, INTERNET GROWTH & TREASURY SECURITIES TRUST, SERIES 2, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Wheaton and State of Illinois on April 30, 2009.

                         THE FIRST TRUST(R) SPECIAL SITUATIONS TRUST,
                         SERIES 138

                         INTERNET GROWTH & TREASURY SECURITIES TRUST,
                         SERIES 2
                                    (Registrant)

                         By:   FIRST TRUST PORTFOLIOS L.P.
                                    (Depositor)


                         By:   Jason T. Henry
                               Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                 TITLE*                 DATE

Judith M. Van Kampen        Director           )
                            of The Charger     )   April 30, 2009
                            Corporation, the   )
                            General Partner of )
                            First Trust        )
                            Portfolios L.P.    )

Karla M. Van Kampen-Pierre  Director           )
                            of The Charger     )   Jason T. Henry
                            Corporation, the   )   Attorney-in-Fact**
                            General Partner of )
                            First Trust        )
                            Portfolios L.P.    )

David G. Wisen              Director           )
                            of The Charger     )
                            Corporation, the   )
                            General Partner of )
                            First Trust        )
                            Portfolios L.P.    )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.